Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 29 – COMMITMENTS AND CONTINGENCIES

As of December 31, 2025 and 2024, the Company had two lease agreements, which has been disclosed under right of use lease assets in Note 8 – Leases. As of December 31, 2025 and 2024, the Company had no material purchase commitments.

From time to time, the Company is involved in various legal proceedings, claims and other disputes arising from commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on our consolidated financial position or results of operations or liquidity.

As of the December 31, 2025, the Company provides the following guarantee to a related party, with the Bank as the beneficiary:

Related Parties	Type	Currency	Guarantee Balance	Maturity Date
Zhejiang Leiya Technology Co., Ltd.	Pledge	RMB	25,750,000	Jun 09, 2026

The total guaranteed balance is RMB 25,750,000, representing the maximum undiscounted payment obligation the Company could be required to make in the event of default (excluding interest and penalties). The Company hadn’t recognized a guaranteed liability as of the December 31, 2025.

For the pledge guarantee provided to Zhejiang Leiya Technology Co., Ltd., the Company has pledged a as collateral (fair value not reflected in this table).

The guarantee for Zhejiang Leiya Technology Co., Ltd. is secured by a RMB 27,400,000 time deposit certificate; see Note 11 for details.